UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22139

Oppenheimer Rochester Short Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 8/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS August 31, 2017 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—96.3%
Alabama—1.7%
$645,000	AL Health Care Authority for Baptist Health of Alabama	5.000%	11/15/2021	09/30/2017	A	$ 647,315
240,000	AL Public Hsg. Authority, Series B	4.450	01/01/2024	09/30/2017	A	243,216
30,000	Birmingham, AL GO	4.000	12/01/2021	09/30/2017	A	30,075
75,000	Jefferson County, AL GO	5.000	04/01/2018	09/30/2017	A	75,244
1,000,000	Jefferson County, AL GO	5.000	04/01/2020	09/30/2017	A	1,003,260
400,000	Jefferson County, AL GO	5.000	04/01/2021	09/30/2017	A	401,304
2,000,000	Jefferson County, AL GO	5.000	04/01/2022	09/30/2017	A	2,006,520
5,045,000	Jefferson County, AL GO	5.000	04/01/2023	09/30/2017	A	5,061,447
2,000,000	Jefferson County, AL GO	5.000	04/01/2024	09/30/2017	A	2,012,260
2,525,000	Jefferson County, AL Public Building Authority	5.000	04/01/2026	09/30/2017	A	2,533,257
160,000	Jefferson County, AL Public Building Authority	5.125	04/01/2020	09/30/2017	A	160,522
2,590,000	Jefferson County, AL Public Building Authority	5.125	04/01/2021	09/30/2017	A	2,598,469
680,000	Mobile, AL Improvement District (McGowin Park)	4.000	08/01/2020	05/31/2019	B	696,782

						17,469,671

Alaska—0.3%
2,465,000	Koyukuk, AK Revenue (Tanana Chiefs Conference Health Care Facility-Dena’ Nena’ Henash)	7.000	10/01/2023	05/25/2019	C	2,693,530

Arizona—2.9%
10,000	AZ Board of Regents COP (University of Arizona & Arizona State University BioMed)	4.375	06/01/2024	09/30/2017	A	10,028
75,000	AZ Health Facilities Authority (The Beatitudes Campus)[1]	5.100	10/01/2022	09/30/2017	A	75,113
1,000,000	Maricopa County, AZ Unified School District No. 60 Higley	4.250	07/01/2018	01/01/2018	A	1,011,280
215,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.000	09/01/2026	01/06/2023	B	212,700
8,125,000	Pima County, AZ IDA Floaters Series 2015-XF0087 Trust	1.040 [2]	03/01/2030	09/07/2017	A	8,125,000
14,510,000	Public Hsg. Capital Fund Multi- State Revenue Trust II Floaters Series 2017-XG0138 Trust	1.320 [2]	07/01/2033	09/07/2017	A	14,510,000
2,230,000	Surprise, AZ Municipal Property Corp.	4.700	04/01/2022	10/01/2017	A	2,236,869
2,770,000	Westpark, AZ Community Facilities District	4.000	07/15/2025	10/04/2021	B	2,835,732
1,160,000	Yavapai County, AZ IDA (Arizona Agribusiness and Equine Center)	3.900	09/01/2024	11/14/2021	B	1,179,186
						30,195,908

1        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arkansas—0.0%
$25,000	AR Devel. Finance Authority (Arkansas Enterprises for the Developmentally Disabled)	5.250%	11/01/2019	09/30/2017	A	$ 25,090
California—14.0%
160,000	Adelanto, CA School District[1]	3.745 [3]	09/01/2018	09/01/2018		153,274
10,365,000	Alhambra, CA COP (Police Facilities)[1]	6.750	09/01/2023	05/07/2021	B	11,727,065
20,000	Barstow, CA Redevel. Agency	4.700	09/01/2022	09/30/2017	A	20,068
450,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2022	09/01/2022		517,626
475,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2023	09/01/2023		555,189
5,000	Bell, CA GO	4.125	08/01/2021	09/30/2017	A	5,013
50,000	Berkeley, CA Community Facilities District Special Tax (Disaster Fire Protection)	4.500	09/01/2017	09/01/2017		50,000
75,000	CA College of the Sequoias Community College District COP	4.750	05/01/2026	09/30/2017	A	75,232
45,000	CA County Tobacco Securitization Agency	4.250	06/01/2021	02/03/2019	B	44,894
70,000	CA County Tobacco Securitization Agency (TASC)	5.750	06/01/2029	09/30/2017	A	70,385
5,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2018	09/30/2017	A	5,017
1,000,000	CA GO	4.000 [2]	12/01/2027	09/30/2017	A	1,002,710
5,000	CA GO	4.750	02/01/2018	09/30/2017	A	5,017
5,000	CA GO	5.750	11/01/2017	11/01/2017		5,043
20,000,000	CA GO Floaters Series 2008- DCL010 Trust	1.000 [2]	08/01/2027	09/07/2017	A	20,000,000
40,000,000	CA Golden State Tobacco Securitization Corp. (TASC) Floaters Series 2015-XF1038 Trust	0.870 [2]	06/01/2045	09/07/2017	A	40,000,000
570,000	CA Pollution Control Financing Authority (Calplant I)	7.000	07/01/2022	10/09/2021	B	587,054
4,310,000	CA Public Works	6.500	09/01/2017	09/01/2017		4,310,000
170,000	CA Public Works (California Community Colleges)	4.500	10/01/2026	09/30/2017	A	170,498
150,000	CA Public Works (California Community Colleges)	4.875	12/01/2017	09/30/2017	A	150,487
20,000	CA Public Works (California Community Colleges)	4.875	12/01/2018	09/30/2017	A	20,064
100,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	09/30/2017	A	100,359
25,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	09/30/2017	A	25,095
15,000	CA Public Works (Dept. of Forestry)	4.875	10/01/2018	09/30/2017	A	15,050

2        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$100,000	CA Public Works (Dept. of Youth Authority)	5.500%	10/01/2017	10/01/2017		$ 100,387
50,000	CA Public Works (Various Community Colleges)	4.875	12/01/2018	09/30/2017	A	50,160
380,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	09/30/2017	A	383,306
550,000	CA Statewide CDA (588 Charleston Project)	5.000	11/01/2019	11/13/2018	B	568,056
1,985,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	2,132,148
10,000	CA Statewide CDA Water & Wastewater	4.900	10/01/2017	10/01/2017		10,034
20,000	CA Statewide CDA Water & Wastewater	4.900	10/01/2018	09/30/2017	A	20,068
5,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2018	09/30/2017	A	5,015
25,000	CA Water Resource Devel. GO, Series M	4.000	10/01/2018	09/30/2017	A	25,067
40,000	CA Water Resource Devel. GO, Series Q	4.750	03/01/2018	09/30/2017	A	40,135
35,000	CA Water Resource Devel. GO, Series Q	4.750	03/01/2021	09/30/2017	A	35,114
305,000	Castaic, CA Union School District	2.859 [3]	11/01/2019	06/19/2019	B	290,775
25,000	Castaic, CA Union School District	3.875 [3]	05/01/2018	05/01/2018		24,834
405,000	Cerritos, CA Public Financing Authority	5.000	11/01/2018	11/01/2017	A	415,862
600,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)	1.650	07/01/2018	09/30/2017	A	600,456
10,000	Coronado, CA Community Devel. Agency Tax Allocation	4.250	09/01/2017	09/01/2017		10,000
1,030,000	Eureka, CA Union School District	3.356 [3]	08/01/2018	08/01/2018		1,017,001
30,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500	10/01/2017	10/01/2017		30,115
240,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)	4.750	09/01/2026	09/30/2017	A	240,761
5,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)	5.200	09/01/2030	09/30/2017	A	5,016
90,000	Fresno, CA Joint Powers Financing Authority	4.750	04/01/2023	04/01/2018	A	92,131
1,355,000	Fresno, CA Sewer System[1]	5.250	09/01/2019	09/03/2018	B	1,384,295
4,545,000	Fullerton, CA Public Financing Authority	5.000	09/01/2024	03/01/2018	A	4,637,491
1,200,000	Howell Mountain, CA Elementary School District	3.418 [3]	08/01/2027	09/10/2024	B	891,588
580,000	Imperial, CA PFA (Wastewater Facility)	5.000	10/15/2019	10/15/2019		630,193
610,000	Imperial, CA PFA (Wastewater Facility)	5.000	10/15/2020	10/15/2020		683,462

3        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$845,000	Imperial, CA PFA (Water Facility)	5.000%	10/15/2019	10/15/2019		$ 918,126
885,000	Imperial, CA PFA (Water Facility)	5.000	10/15/2020	10/15/2020		991,581
1,400,000	Jefferson, CA Union High School District	6.250	08/01/2020	03/18/2019	B	1,515,332
105,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	2.000	09/01/2018	09/01/2018		105,470
10,000	Lodi, CA Wastewater System	4.750	10/01/2024	09/30/2017	A	10,031
8,945,000	Los Angeles County, CA Community Devel. Properties Floaters Series 2016-XL0022 Trust	0.940 [2]	09/01/2042	09/07/2017	A	8,945,000
340,000	Los Angeles County, CA Public Works Financing Authority	5.500	10/01/2018	04/06/2018	B	348,021
25,000	Madera County, CA COP (Valley Children’s Hospital)	4.750	03/15/2018	09/30/2017	A	25,080
15,000	Maricopa, CA Unified School District	4.125	11/01/2018	09/30/2017	A	15,030
20,000	Metropolitan Water District of Southern California Linked SAVRS & RIBS	5.750	08/10/2018	08/10/2018		20,940
30,000	Modesto, CA COP (Golf Course)	5.000	11/01/2023	01/11/2021	B	32,064
1,160,000	Natomas, CA Unified School District[1]	5.950	09/01/2021	12/03/2019	B	1,248,601
860,000	Northern, CA Inyo County Local Hospital District	6.000	12/01/2021	10/24/2019	A	917,955
115,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	01/21/2018	A	117,832
30,000	Ontario, CA Redevel. Financing Authority (Project No. 1)	5.500	08/01/2018	09/30/2017	A	30,965
4,575,000	Orange County, CA COP (Civic Center Facilities)	3.330 [3]	12/01/2018	06/02/2018	B	4,377,086
2,000,000	Palomar Pomerado, CA Health Care District COP	5.500	11/01/2019	11/14/2018	B	2,098,160
395,000	Pasadena, CA COP (Old Pasadena Parking Facility)	6.250	01/01/2018	01/01/2018		402,280
50,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)	4.625	09/01/2017	09/01/2017		50,000
730,000	Riverbank, CA Elementary School District	3.611 [3]	08/01/2018	08/01/2018		717,575
630,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2018	09/01/2018		653,342
665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2019	09/01/2019		712,687
695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2020	09/01/2020		765,876

4        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$115,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000%	09/02/2018	09/02/2018		$ 119,225
120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2019	09/02/2019		128,435
125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2020	09/02/2020		137,590
290,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)	6.500	12/01/2021	01/18/2020	B	321,248
20,000	Rocklin, CA Unified School District Community Facilities District No. 1	4.125	09/01/2019	09/30/2017	A	20,054
4,950,000	Sacramento, CA City Financing Authority	5.400	11/01/2020	05/27/2019	B	5,266,949
25,000	Saddleback Valley, CA Unified School District	5.650	09/01/2017	09/01/2017		25,000
150,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2017	10/01/2017		150,587
35,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2017	10/01/2017		35,137
25,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2018	10/01/2018		26,164
530,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2021	09/01/2021		599,621
1,545,000	San Jose, CA Redevel. Agency	5.000	08/01/2026	09/30/2017	A	1,550,284
10,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	4.750	08/01/2019	09/30/2017	A	10,032
45,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)	4.500	12/01/2018	09/30/2017	A	45,139
25,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	4.100	09/01/2019	09/30/2017	A	25,067
300,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2019	11/15/2019		321,453
605,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2020	11/15/2020		663,836
365,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2021	11/15/2021		409,574
255,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2021	09/01/2021		288,497

5        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
California (Continued)
$310,000	Southern CA Tobacco Securitization Authority	4.750%	06/01/2025	09/30/2017	A	$ 312,145
200,000	Tuolumne County, CA GO	4.000	11/01/2021	09/30/2017	A	200,330
560,000	Vallejo, CA Sanitation & Flood Control District	5.000	07/01/2019	01/04/2019	B	580,916
420,000	Vernon, CA Electric System	5.125	08/01/2021	05/03/2019	A	451,483
160,000	Vernon, CA Electric System	5.125	08/01/2021	05/22/2019	C	170,333
250,000	Westlands, CA Water District	5.000	09/01/2021	09/01/2021		288,653
250,000	Westlands, CA Water District	5.000	09/01/2022	09/01/2022		296,103
11,760,000	Whittier, CA Health Facilities (PIH/ IC/IMC/DRMCH Obligated Group)	4.900	06/01/2026	12/31/2020	A	13,039,958

						144,441,457
Colorado—2.8%
120,000	Arkansas River, CO Power Authority	5.000	10/01/2020	04/25/2019	B	128,257
40,000	CO E-470 Public Highway Authority[1]	5.250	09/01/2018	09/01/2018		41,520
17,850,000	CO Health Facilities Authority (Catholic Health Initiatives) Floaters Series 2015-XF1003 Trust	0.960 [2]	02/01/2041	09/07/2017	A	17,850,000
940,000	CO Health Facilities Authority (ELGS/ELGSS/ELGSF/GSSH Obligated Group)	5.250	06/01/2022	09/30/2017	A	943,347
5,630,000	CO Health Facilities Authority (Valley View Hospital Association)	5.500	05/15/2028	05/15/2018	A	5,777,788
5,000	CO Water Resources & Power Devel. Authority	4.000	11/01/2017	09/30/2017	A	5,013
2,065,000	Public Authority for CO (Natural Gas Energy)	5.750	11/15/2018	05/26/2018	B	2,125,690
15,000	Pueblo County, CO GO COP	4.500	12/01/2024	09/30/2017	A	15,042
1,960,000	Southglenn, CO Metropolitan District	3.000	12/01/2021	01/17/2020	B	1,952,199
5,000	Weld County, CO School District RE002	5.000	12/01/2021	09/30/2017	A	5,017

						28,843,873
Connecticut—0.6%
6,120,000	CT GO4	4.171	06/01/2020	06/01/2020		6,314,555
170,000	Darien, CT GO	4.000	07/15/2019	09/30/2017	A	170,485
25,000	Winchester, CT GO	4.500	06/01/2019	09/30/2017	A	25,081

						6,510,121
Delaware—0.0%
30,000	Wilmington, DE GO	4.000	06/01/2022	09/30/2017	A	30,073

District of Columbia—0.1%
625,000	District of Columbia (Kipp Charter School)	5.000	07/01/2023	01/21/2022	B	701,725

6        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
District of Columbia (Continued)
$5,000	Washington D.C. Convention Center Authority (Washington Convention & Sports Authority)	4.500%	10/01/2022	09/30/2017	A	$ 5,013

						706,738
Florida—7.4%
175,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)[1]	5.500	10/01/2022	06/03/2020	B	190,568
690,000	Bonaventure, FL Devel. District Special Assessment	5.125	11/01/2022	09/30/2017	A	691,835
100,000	Brevard County, FL Industrial Devel. Revenue (TUFF Florida Tech)	6.000	11/01/2019	12/13/2018	B	102,662
25,000	Celebration, FL Community Devel. District	5.125	05/01/2020	09/30/2017	A	25,073
50,000	Dade County, FL HFA (Baptist Hospital of Miami)	5.750	05/01/2021	11/25/2019	B	54,969
20,000	Fishhawk, FL Community Devel. District	5.250	05/01/2018	09/30/2017	A	20,073
100,000	FL Capital Projects Financing Authority (Florida Universities Student Hsg.)	5.125	10/01/2021	09/30/2017	A	100,018
905,000	FL Capital Trust Agency (Gardens Apartments)	3.500	07/01/2025	12/07/2021	B	936,992
510,000	FL Dept. of Education (Community College)	5.000	07/01/2021	09/30/2017	A	511,846
20,000	Flagler County, FL School District	5.000	08/01/2018	09/30/2017	A	20,067
325,000	Gulf, FL Environmental Services	5.000	10/01/2018	04/22/2018	B	332,751
35,000	Hernando County, FL School Board	4.875	12/01/2018	09/30/2017	A	35,077
80,000	Hillsborough County, FL Aviation Authority (Tampa International Airport)	6.000	10/01/2017	10/01/2017		80,343
10,000	Manatee County, FL School District	4.000	10/01/2017	10/01/2017		10,027
11,130,000	Miami-Dade County, FL Expressway Authority Toll System Floaters Series 2012-DCL006 Trust	1.130 [2]	03/08/2030	09/14/2017	A	11,130,000
33,385,000	Miami-Dade County, FL School Board Floaters Series 2013- DCL002 Trust	1.020 [2]	05/01/2031	09/07/2017	A	33,385,000
40,000	Oldsmar, FL Water & Sewer	5.120 [3]	07/01/2020	04/26/2019	B	35,626
30,000	Orange County, FL (Sales Tax)	6.125	01/01/2019	06/28/2018	A	31,475

7        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Florida (Continued)
$9,215,000	Orange County, FL Health Facilities Authority (Orlando Health/Orlando Health Central Obligated Group) Floaters Series 2016-XF1056 Trust	0.850%[2]	10/01/2042	09/07/2017	A	$ 9,215,000
160,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	6.125	09/15/2021	11/11/2019	B	170,229
6,520,000	Saint Lucie County, FL Utility System	6.000	10/01/2020	10/15/2019	B	7,183,736
310,000	Sunrise, FL Special Tax District No. 1	4.800	10/01/2017	10/01/2017		311,039
25,000	Sunrise, FL Special Tax District No. 1	4.875	10/01/2018	09/30/2017	A	25,084
730,000	Tampa, FL Sports Authority (Tampa Bay Arena)	5.750	10/01/2020	04/22/2019	B	783,502
10,760,000	Tampa-Hillsborough County, FL Expressway Authority Floaters Series 2016-XG0097 Trust	0.850 [2]	07/01/2031	09/07/2017	A	10,760,000

						76,142,992
Georgia—0.5%
100,000	Atlanta & Fulton County, GA Recreation Authority	4.250	12/01/2023	09/30/2017	A	100,269
20,000	Atlanta, GA GO	5.600	12/01/2018	03/06/2018	C	20,588
150,000	Burke County, GA Devel. Authority (Oglethorpe Power Corp.)	7.000	01/01/2023	01/01/2018	A	153,004
750,000	Cobb-Marietta, GA Coliseum & Exhibit Hall Authority	5.250	10/01/2019	10/13/2018	B	783,833
75,000	GA Medical Center Hospital Authority (CRH/CRHS/HHospital/CRHSLT&HC/CAHS/TMC/CHR/CHSvcs/DrsH/WMS Obligated Group)	5.500	08/01/2018	08/01/2018		77,704
20,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	09/30/2017	A	20,068
65,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	09/30/2017	A	65,216
990,000	GA Municipal Electric Authority[4]	2.925	01/01/2020	01/01/2020		995,762
1,305,000	GA Municipal Electric Authority[4]	2.925	01/01/2021	01/01/2021		1,323,479
55,000	GA Municipal Electric Authority	5.000	01/01/2023	09/30/2017	A	55,180
350,000	GA Municipal Electric Authority	5.700	01/01/2019	07/07/2018	B	361,445
55,000	GA Municipal Electric Authority	5.700	01/01/2019	07/07/2018	B	56,846
575,000	GA Private Colleges & University Authority (Mercer University)	5.000	10/01/2020	10/01/2020		629,395
280,000	GA Private Colleges & University Authority (Spelman College)	5.250	06/01/2021	09/30/2017	A	281,005
5,000	Gwinnett County, GA Hospital Authority	4.500	10/01/2024	09/30/2017	A	5,015

8        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Georgia (Continued)
$50,000	Jefferson, GA Public Building Authority	5.000%	04/01/2018	09/30/2017	A	$ 50,169
240,000	Metropolitan Atlanta, GA Rapid Transit Authority	6.250	07/01/2020	07/17/2019	B	261,907

						5,240,885
Idaho—0.1%
1,000,000	Canyon County, ID School District No. 131 Nampa	5.000	07/30/2021	09/30/2017	A	1,003,260

Illinois—12.7%
10,155,000	Centerpoint, IL Intermodal Center Program	4.000 [2]	06/15/2023	12/18/2017	A	10,158,656
500,000	Chicago, IL Board of Education	2.893 [3]	12/01/2022	12/01/2022		436,850
300,000	Chicago, IL Board of Education	5.000	12/01/2017	12/01/2017		302,220
555,000	Chicago, IL Board of Education	5.000	12/01/2021	09/30/2017	A	561,782
600,000	Chicago, IL Board of Education	5.000	12/01/2021	09/30/2017	A	613,608
100,000	Chicago, IL Board of Education	5.000	12/01/2022	12/01/2017	A	100,859
810,000	Chicago, IL Board of Education	5.000	12/01/2023	09/30/2017	A	828,371
1,860,000	Chicago, IL Board of Education	5.000	12/01/2025	09/30/2017	A	1,902,185
550,000	Chicago, IL Board of Education	5.000	12/01/2027	12/01/2018	A	571,571
100,000	Chicago, IL Board of Education	5.250	12/01/2018	09/30/2017	A	101,302
610,000	Chicago, IL Board of Education	5.250	12/01/2020	09/30/2017	A	617,942
18,675,000	Chicago, IL Board of Education	6.000	01/01/2020	01/15/2019	B	19,437,314
4,745,000	Chicago, IL Board of Education (School Reform)	3.093 [3]	12/01/2020	12/01/2020		4,310,738
430,000	Chicago, IL Building Acquisition COP	5.400	01/01/2018	09/30/2017	A	431,849
80,000	Chicago, IL Building Acquisition COP	5.400	01/01/2019	09/30/2017	A	80,347
6,110,000	Chicago, IL City Colleges	3.895 [3]	01/01/2024	01/01/2024		4,944,456
5,000	Chicago, IL GO	4.250	01/01/2025	09/30/2017	A	5,011
95,000	Chicago, IL GO	5.000	01/01/2018	01/01/2018		96,334
4,755,000	Chicago, IL GO	5.000	01/01/2019	09/30/2017	A	4,774,020
100,000	Chicago, IL GO	5.000	01/01/2020	09/30/2017	A	100,401
105,000	Chicago, IL GO	5.000	12/01/2020	09/30/2017	A	105,355
195,000	Chicago, IL GO	5.000	01/01/2021	09/30/2017	A	198,559
4,925,000	Chicago, IL GO	5.000	01/01/2021	09/30/2017	A	4,960,756
100,000	Chicago, IL GO	5.000	12/01/2021	09/30/2017	A	100,339
1,000,000	Chicago, IL GO	5.000	01/01/2022	01/01/2018	A	1,010,960
5,000	Chicago, IL GO	5.000	01/01/2022	09/30/2017	A	5,036
65,000	Chicago, IL GO	5.000	01/01/2023	09/30/2017	A	65,472
10,000	Chicago, IL GO	5.000	01/01/2024	09/30/2017	A	10,076
470,000	Chicago, IL GO	5.000	01/01/2024	09/30/2017	A	473,412
1,840,000	Chicago, IL GO	5.000	12/01/2024	09/30/2017	A	1,846,256
45,000	Chicago, IL GO	5.000	01/01/2025	09/30/2017	A	45,342
15,000	Chicago, IL GO	5.000	01/01/2026	09/30/2017	A	15,060
495,000	Chicago, IL GO	5.000	01/01/2026	09/30/2017	A	498,757
450,000	Chicago, IL GO	5.250	01/01/2020	01/01/2020		483,700

9        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Illinois (Continued)
$275,000	Chicago, IL GO	5.250%	01/01/2024	01/01/2018	A	$ 278,399
155,000	Chicago, IL GO	5.500	01/01/2018	01/01/2018		157,433
100,000	Chicago, IL Sales Tax	5.000	01/01/2019	09/30/2017	A	102,004
560,000	Chicago, IL Sales Tax	5.000	01/01/2021	09/30/2017	A	567,806
170,000	Chicago, IL Sales Tax	5.000	01/01/2022	09/30/2017	A	172,200
150,000	Chicago, IL Sales Tax	5.000	01/01/2024	09/30/2017	A	151,941
75,000	Chicago, IL State University (Auxiliary Facilities System)	5.000	12/01/2018	09/30/2017	A	75,254
5,360,000	Cook County, IL Community High School District No. 219 (Niles Township)	5.000	12/01/2023	12/01/2017	A	5,417,298
1,000,000	Cook County, IL GO	5.000	11/15/2021	11/15/2017	A	1,008,090
20,000	Cook County, IL High School District No. 208 Riverside Brookfield Township	4.125	12/01/2020	12/01/2017	A	20,152
380,000	Cook County, IL School District No. 148 Dolton	4.750	12/01/2022	12/01/2018	A	394,797
700,000	Cook County, IL School District No. 159 Matteson-Richton Park	2.948 [3]	12/01/2020	12/01/2020		641,228
300,000	DeKalb County, IL Community Unit School District No. 424	1.325 [3]	01/01/2018	01/01/2018		298,974
75,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)	5.250	12/01/2022	12/01/2021	A	76,789
105,000	Eastern Illinois University (Auxiliary Facilities System)	4.125	04/01/2022	09/30/2017	A	105,233
300,000	Franklin & Williamson Counties, IL Community Unit School District No. 168	3.250	12/01/2018	12/01/2018		305,502
1,290,000	IL Civic Center	6.250	12/15/2020	07/14/2019	B	1,362,885
565,000	IL Finance Authority (AHCN/AH&HC/ANSHN/ACMC/ASH Obligated Group)	5.500	11/01/2018	05/06/2018	B	580,769
1,540,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2021	07/01/2021		1,732,069
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2022	07/01/2022		1,150,740
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2023	07/01/2023		1,171,910
13,800,000	IL GO Floaters Series 2015- XF1012 Trust	1.020 [2]	07/01/2033	09/07/2017	A	13,800,000
5,715,000	IL GO Floaters Series 2015- XF1013 Trust	1.040 [2]	05/01/2033	09/07/2017	A	5,715,000
10,000	IL Health Facilities Authority (Michael Reese Hospital & Medical Center)	7.600	02/15/2019	06/20/2018	A	10,593
365,000	IL Hsg. Devel. Authority	4.625	07/01/2023	09/30/2017	A	365,982

10        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Illinois (Continued)
$150,000	IL Medical District COP	5.000%	06/01/2022	09/30/2017	A	$ 150,276
195,000	IL Sales Tax	6.500	06/15/2022	12/20/2021	B	220,426
400,000	Iroquois & Kankakee Counties, IL Community Unit School District No. 4	4.125	11/01/2019	11/01/2017	A	402,188
4,000,000	Kendall County, IL Forest Preserve District	5.250	01/01/2023	01/01/2018	A	4,059,640
100,000	La Salle & DeKalb Counties, IL Community Unit School District No. 1	4.100	12/30/2017	12/30/2017		101,058
500,000	Lansing, IL GO	4.000	03/01/2018	03/01/2018		506,130
240,000	Lee & Ogle Counties, IL Community Unit School District No. 275	5.300	12/01/2018	12/01/2018		250,915
1,000,000	Madison Macoupin Counties, IL Community College Districts No. 536	5.000	11/01/2021	11/01/2021		1,124,020
310,000	Matteson, IL Waterworks	4.000	12/01/2019	09/30/2017	A	310,546
600,000	Northern IL University COP	4.000	09/01/2019	09/01/2019		630,294
1,050,000	Railsplitter, IL Tobacco Settlement Authority	6.250	06/01/2024	09/30/2017	A	1,071,756
150,000	Riverdale, IL GO	4.800	01/01/2023	09/30/2017	A	150,269
300,000	Rock Island County, IL School District No. 40	3.800	02/01/2021	02/01/2018	A	302,964
500,000	Rock Island County, IL School District No. 41	4.500	12/01/2025	09/30/2017	A	501,455
300,000	Saint Clair County, IL School District No. 189 East Saint Louis	5.100	01/01/2020	01/01/2020		297,345
100,000	Southwestern IL Devel. Authority (Belleville Township)	4.000	10/01/2018	09/30/2017	A	100,235
200,000	Southwestern IL Devel. Authority (Granite City)[1]	5.250	03/01/2023	03/01/2019	A	203,564
1,080,000	Southwestern IL Devel. Authority (Memorial Group)	6.375	11/01/2023	05/31/2022	B	1,314,695
2,110,000	University of Illinois Board of Trustees COP	5.250	10/01/2022	10/01/2017	A	2,155,724
1,020,000	University of Illinois Board of Trustees COP	5.250	10/01/2026	10/01/2017	A	1,042,103
370,000	University Park, IL (Village of University Park Illinois)	4.100	12/01/2017	09/30/2017	A	371,047
385,000	University Park, IL (Village of University Park Illinois)	4.200	12/01/2018	09/30/2017	A	386,090
280,000	University Park, IL (Village of University Park Illinois)	4.250	12/01/2017	09/30/2017	A	280,711
70,000	University Park, IL (Village of University Park Illinois)	4.250	12/01/2018	09/30/2017	A	70,156
700,000	Western IL EDA (Jacksonville School District No. 117)	2.000	01/01/2018	01/01/2018		702,247

11        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Illinois (Continued)
$20,455,000	Will County, IL Community Unit School District No. 365 (Valley View)	3.443%[3]	11/01/2023	11/01/2023		$ 18,006,127
750,000	Will County, IL School District No. 88A Richland	4.100	10/01/2025	10/01/2019	A	781,395

						131,351,320
Indiana—1.9%
890,000	Gary Chicago, IN International Airport Authority	5.500	02/01/2025	02/01/2019	A	926,641
8,820,000	Gary, IN Sanitary District	5.050	01/15/2029	11/28/2021	A	9,684,183
1,000,000	Hammond, IN Local Public Improvement District	5.000	02/01/2024	02/01/2018	A	1,017,550
3,315,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)	0.890 [2]	07/01/2039	09/07/2017	A	3,315,000
3,000,000	Indiana, IN Bond Bank Special Program Floaters Series 2015-XF0115	1.140 [2]	04/15/2019	09/07/2017	A	3,000,000
615,000	Merrillville, IN Economic Devel. (Belvedere Hsg.)	5.050	04/01/2026	06/11/2023	B	602,485
835,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)	4.500	01/01/2026	08/17/2023	B	824,112

						19,369,971
Iowa—0.0%
265,000	Carlisle, IA Community School District	4.000	05/01/2022	09/30/2017	A	265,501
10,000	IA HFA (Multifamily Hsg.)	6.000	04/01/2021	10/01/2017	A	10,032

						275,533
Kansas—0.0%
20,000	Johnson County, KS GO	4.000	09/01/2017	09/01/2017		20,000
70,000	KS Devel. Finance Authority (Emporia State University)	4.200	04/01/2021	09/30/2017	A	70,188
155,000	Olathe, KS Health Facilities (Olathe Medical Center/Olathe Medical Services/Miami County Medical Center Obligated Group)	5.125	09/01/2019	09/01/2017	A	155,000
70,000	Olathe, KS Health Facilities (Olathe Medical Center/Olathe Medical Services/Miami County Medical Center Obligated Group)	5.125	09/01/2019	09/01/2017	A	70,000

						315,188
Kentucky—0.5%
460,000	Corbin, KY Independent School District	2.000	02/01/2018	02/01/2018		462,217
5,000,000	KY EDFA (Masonic Home Independent Living II)	2.500	05/15/2022	05/15/2022		4,965,600

12        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Kentucky (Continued)
$10,000	KY Rural Water Finance Corp.	4.375%	02/01/2023	09/30/2017	A	$ 10,028
10,000	KY Rural Water Finance Corp.	4.750	02/01/2028	09/30/2017	A	10,030

						5,447,875
Louisiana—0.3%
1,750,000	LA Tobacco Settlement Financing Corp. (TASC)	5.000	05/15/2020	05/15/2020		1,904,455
445,000	LA Tobacco Settlement Financing Corp. (TASC)	5.000	05/15/2026	05/15/2018	B	444,003
390,000	Monroe, LA Sales Tax	3.000	03/01/2020	09/30/2017	A	390,573

						2,739,031
Maryland—0.0%
95,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	4.400	07/01/2021	09/30/2017	A	95,252
25,000	MD H&HEFA (Johns Hopkins Health System)	4.987 [3]	07/01/2019	12/31/2018	B	23,522
50,000	Prince Georges County, MD IDA (Upper Marlboro Justice)	4.250	06/30/2019	09/30/2017	A	50,140

						168,914
Massachusetts—1.4%
2,145,000	Boston, MA Water & Sewer	5.250	11/01/2019	09/17/2018	B	2,233,674
250,000	MA Devel. Finance Agency (Avon Association)	5.000	04/01/2018	04/01/2018		254,640
345,000	MA Devel. Finance Agency (Lawrence General Hospital)	5.000	07/01/2018	07/01/2018		353,446
15,000	MA Devel. Finance Agency (Linden Ponds)	4.680	11/15/2021	09/30/2017	A	15,141
32,459	MA Devel. Finance Agency (Linden Ponds)	6.250	11/15/2018	05/03/2018	B	32,988
380,000	MA Devel. Finance Agency (Wheelock College)	5.000	10/01/2017	10/01/2017		381,341
100,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)	4.750	07/01/2022	09/30/2017	A	100,283
780,000	MA H&EFA (Milford Regional Medical Center)	5.000	07/15/2022	09/30/2017	A	782,473
50,000	MA Ralph C. Mahar Regional School District	4.000	08/01/2018	09/30/2017	A	50,139
40,000	MA Ralph C. Mahar Regional School District	4.000	08/01/2019	09/30/2017	A	40,106
4,000,000	MA School Building Authority	5.000	08/15/2025	08/15/2022	A	4,718,360
1,750,000	MA Special Obligation[4]	1.013	01/01/2018	01/01/2018		1,747,498
3,395,000	MA Water Resources Authority	6.500	07/15/2019	10/21/2018	B	3,595,916
5,000	Worcester, MA GO	4.125	09/15/2023	09/30/2017	A	5,013

13        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Massachusetts (Continued)
$10,000	Worcester, MA GO	4.200%	11/01/2024	09/30/2017	A	$ 10,027

						14,321,045
Michigan—1.2%
400,000	Allen Park, MI GO	4.000	04/01/2020	09/30/2017	A	401,040
315,000	Charyl Stockwell Academy, MI Public School Academy[1]	4.875	10/01/2023	12/08/2020	B	324,510
4,000,000	Detroit, MI City School District Floaters Series 2016-XG0091 Trust	0.990 [2]	05/01/2030	09/07/2017	A	4,000,000
1,100,000	Detroit, MI Downtown Devel. Authority	4.750	07/01/2025	09/30/2017	A	1,113,684
31,000	Detroit, MI GO	5.250	04/01/2019	09/30/2017	A	31,098
50,000	Detroit, MI Sewer Disposal System	5.250	07/01/2019	09/30/2017	A	50,178
50,000	Detroit, MI Sewer Disposal System	5.739 [3]	07/01/2018	07/01/2018		48,536
50,000	Detroit, MI Water Supply System	4.800	07/01/2018	07/01/2018		51,598
2,190,000	Detroit, MI Water Supply System	5.750	07/01/2025	07/01/2018	A	2,277,293
100,000	Highland Park, MI Building Authority	7.750	05/01/2018	03/21/2018	B	103,560
345,000	Lapeer, MI GO	5.000	12/01/2017	12/01/2017		348,471
515,000	MI Hsg. Devel. Authority, Series A1	4.750	10/01/2019	06/23/2018	A	530,460
570,000	Muskegon Heights, MI Water System	4.000	11/01/2026	11/01/2017	A	571,704
50,000	Northville, MI Public Schools	4.000	05/01/2019	09/30/2017	A	50,125
1,400,000	Summit Academy North, MI Public School Academy	4.000	11/01/2024	11/11/2023	B	1,372,574
1,115,000	Wayne County, MI Downriver Sewer Disposal	5.125	11/01/2018	11/01/2017	A	1,120,274
375,000	Wayne, MI GO	4.400	10/01/2021	10/01/2017	A	375,094

						12,770,199
Minnesota—1.0%
205,000	Arlington, MN GO	3.000	12/01/2019	12/01/2017	A	206,304
3,500,000	Minneapolis, MN Multifamily Hsg. (Plymouth Stevens House)	1.000	12/01/2017	12/01/2017		3,499,720
845,000	Minneapolis, MN Multifamily Hsg. (Plymouth Stevens House)	2.000	12/01/2017	09/30/2017	A	845,220
565,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)	5.000	12/01/2018	06/07/2018	B	581,057
4,500,000	St. Paul, MN Hsg. & Redevel. Authority (Un Flats Apts.)	2.750 [2]	02/01/2022	05/01/2019	A	4,504,365
750,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (St. Paul City School)	4.500	07/01/2028	02/23/2024	B	739,837
100,000	Woodbury, MN Charter School (MSA Building Company)	2.900	12/01/2017	12/01/2017		100,213

14        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Minnesota (Continued)
$205,000	Woodbury, MN Charter School (MSA Building Company)	3.650%	12/01/2020	12/01/2020		$ 211,790

						10,688,506

Mississippi—0.1%
800,000	MS Devel. Bank (Jackson Water & Sewer System)	5.250	12/01/2022	12/01/2022		936,296
105,000	Parkway East, MS Public Improvement District	4.250	05/01/2020	09/30/2017	A	105,018

						1,041,314

Missouri—1.2%
385,000	Brentwood, MO Tax Increment (Hanley Stadium Redevel.)	3.200	11/01/2021	02/24/2018	B	383,560
385,000	Kansas City, MO IDA (Sales Tax)	4.250	04/01/2026	12/25/2022	B	370,493
1,775,000	MO Devel. Finance Board (Branson Landing)	6.000	06/01/2020	07/05/2019	B	1,889,665
5,000	MO Environmental Improvement & Energy Resources Authority	4.250	07/01/2026	09/30/2017	A	5,014
40,000	MO Environmental Improvement & Energy Resources Authority	5.000	01/01/2020	09/30/2017	A	40,140
70,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	09/30/2017	A	72,165
75,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	03/01/2019		75,293
9,915,000	St. Louis, MO Airport (Lambert- St. Louis International Airport) Floaters Series 2007 DCL-004 Trust	0.970 [2]	07/01/2026	09/07/2017	A	9,915,000

						12,751,330

Nevada—0.7%
1,150,000	Boulder City, NV Utility	5.000	09/01/2017	09/01/2017		1,150,000
140,000	Clark County, NV School District	5.000	06/15/2021	06/15/2018	A	144,701
1,045,000	North Las Vegas, NV GO	5.000	05/01/2021	09/30/2017	A	1,046,066
1,105,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2021	09/30/2017	A	1,106,127
1,000,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2022	09/30/2017	A	1,000,800
1,500,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2023	09/30/2017	A	1,501,020
60,000	Reno, NV Hospital (RRMC/RTCS/ RSMMC Obligated Group)	5.500	06/01/2023	06/01/2018	A	62,007
590,000	Reno, NV Hospital (RRMC/RTCS/ RSMMC Obligated Group)	5.500	06/01/2023	06/01/2018	A	610,945
5,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2017	09/01/2017		5,000

						6,626,666

15        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Hampshire—0.1%
$750,000	NH H&EFA (Hillside Village)	3.500%	07/01/2022	07/01/2019	A	$ 758,490

New Jersey—12.0%
250,000	Atlantic City, NJ GO	5.000	03/01/2027	03/01/2027		296,642
425,000	Bound Brook Boro, NJ GO	4.000	02/15/2020	02/15/2018	A	431,179
3,515,000	Casino Reinvestment Devel. Authority of NJ	5.000	11/01/2023	11/01/2023		3,885,692
25,000	Casino Reinvestment Devel. Authority of NJ	5.250	06/01/2018	09/30/2017	A	25,454
2,525,000	Casino Reinvestment Devel. Authority of NJ	5.250	01/01/2019	09/30/2017	A	2,571,005
145,000	Casino Reinvestment Devel. Authority of NJ	5.250	06/01/2019	09/30/2017	A	147,636
1,500,000	Casino Reinvestment Devel. Authority of NJ	5.250	01/01/2024	09/30/2017	A	1,530,615
1,000,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)	5.250	01/01/2022	09/30/2017	A	1,018,220
75,000	Essex County, NJ Improvement Authority (Newark)	5.000	11/01/2020	11/13/2019	B	80,923
330,000	Newark, NJ GO	5.000	07/15/2018	07/15/2018		337,775
500,000	Newark, NJ GO	5.000	07/15/2018	07/15/2018		511,780
500,000	Newark, NJ GO	5.000	07/15/2019	07/15/2019		522,940
335,000	Newark, NJ GO	5.000	07/15/2019	07/15/2019		350,370
1,500,000	NJ Building Authority	5.000	06/15/2025	06/15/2025		1,765,365
1,000,000	NJ Building Authority	5.000	06/15/2025	06/15/2025		1,242,170
10,000	NJ EDA (Motor Vehicle Surcharges)	4.500	07/01/2024	09/30/2017	A	10,030
1,035,000	NJ EDA (Motor Vehicle Surcharges)	5.000	07/01/2029	09/30/2017	A	1,042,597
7,660,000	NJ EDA (Motor Vehicle Surcharges)	5.250	07/01/2025	07/01/2025		9,007,088
15,000	NJ EDA (Municipal Loan Pool)	4.625	11/15/2020	09/30/2017	A	15,046
2,000,000	NJ EDA (School Facilities Construction)	5.000	03/01/2023	03/01/2023		2,236,780
3,000,000	NJ EDA (School Facilities Construction)	5.000	03/01/2025	03/01/2023	A	3,293,730
3,010,000	NJ EDA (School Facilities Construction)	5.500	09/01/2023	09/01/2023		3,535,847
6,000,000	NJ EDA (School Facilities Construction)	5.500	09/01/2024	09/01/2024		6,913,440
1,000,000	NJ Educational Facilities Authority (Higher Education)	5.000	06/15/2026	06/15/2024	A	1,105,510
45,000	NJ Educational Facilities Authority (University of Medicine and Dentistry of New Jersey)	6.000	12/01/2017	12/01/2017		45,597
11,610,000	NJ Health Care Facilities Financing Authority (Hackensack University Medical Center)	5.125	01/01/2021	01/01/2018	A	11,777,881

16        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$2,325,000	NJ Health Care Facilities Financing Authority (SJHS/SJH&MC/GPD/ GPDH/SJRC/HviewA/HsideA/ Hhouse/SJHlth/200HPC/SJWC/ SJWHF Obligated Group)	6.000%	07/01/2018	07/01/2018		$ 2,415,814
10,000	NJ Hsg. & Mtg. Finance Agency	4.375	11/01/2019	09/30/2017	A	10,027
15,000	NJ Sports & Expositions Authority	4.125	09/01/2018	09/30/2017	A	15,042
14,840,000	NJ Tobacco Settlement Financing Corp.	4.500	06/01/2023	09/30/2017	A	14,857,066
20,000	NJ Tobacco Settlement Financing Corp.	4.625	06/01/2026	09/30/2017	A	20,023
3,000,000	NJ Tobacco Settlement Financing Corp.	5.000	06/01/2029	09/30/2017	A	3,000,180
3,215,000	NJ Tobacco Settlement Financing Corp.	5.389 [3]	06/01/2041	09/30/2017	A	860,013
52,175,000	NJ Tobacco Settlement Financing Corp.	5.410 [3]	06/01/2041	09/30/2017	A	14,342,907
5,000,000	NJ Transportation Trust Fund Authority	5.000	06/15/2023	06/15/2018	A	5,142,650
1,645,000	NJ Transportation Trust Fund Authority	5.000	06/15/2025	06/15/2022	A	1,832,053
750,000	NJ Transportation Trust Fund Authority	5.000	12/15/2026	12/15/2017	A	758,070
4,505,000	NJ Transportation Trust Fund Authority	5.250	12/15/2023	12/15/2023		5,158,360
1,370,000	NJ Transportation Trust Fund Authority	5.250	12/15/2023	12/15/2023		1,626,080
460,000	NJ Transportation Trust Fund Authority	5.250	06/15/2026	06/15/2021	A	497,642
200,000	NJ Transportation Trust Fund Authority	5.500	12/15/2017	12/15/2017		202,614
12,160,000	NJ Transportation Trust Fund Authority	5.500	12/15/2019	12/15/2019		13,193,965
5,000,000	NJ Transportation Trust Fund Authority	5.500	12/15/2020	12/15/2020		5,549,550
890,000	NJ Turnpike Authority	6.000	01/01/2019	07/08/2018	B	927,594
125,000	Salem County, NJ Improvement Authority (Stand Up for Salem)	5.375	08/15/2028	09/30/2017	A	125,445

						124,236,407

New Mexico—0.1%
210,000	Farmington, NM Hospital (San Juan Regional Medical Center)	5.000	06/01/2023	09/30/2017	A	210,739
540,000	University of New Mexico	6.000	06/01/2021	09/03/2019	B	590,474

						801,213

New York—5.9%
310,000	Albany, NY IDA (Sage Colleges)	5.250	04/01/2019	10/05/2018	B	308,084

17        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
New York (Continued)
$2,030,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)	5.000%	04/01/2022	05/07/2020	B	$ 2,110,733
750,000	Dutchess County, NY IDA (Bard College)	5.000	08/01/2022	09/30/2017	A	750,067
425,000	Jefferson County, NY IDA Solid Waste Disposal (Reenergy Black River LLC)	4.750	01/01/2020	02/08/2019	B	413,198
3,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.250 [5]	06/01/2026	06/01/2026		2,984,790
155,000	NY Counties Tobacco Trust VI (TASC)	4.000	06/01/2019	06/01/2019		162,795
345,000	NY Counties Tobacco Trust VI (TASC)	4.000	06/01/2020	06/01/2020		370,951
350,000	NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2021	06/01/2021		397,194
300,000	NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2022	06/01/2022		348,324
685,000	NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2023	06/01/2023		811,451
460,000	NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2026	06/01/2026		557,212
21,120,000	NY MTA	0.770 [2]	11/15/2050	09/07/2017	A	21,120,000
6,455,000	NYC GO	5.000	08/01/2022	08/01/2021	A	7,434,352
9,070,000	NYC GO	5.000	10/01/2022	10/01/2022		10,758,471
210,000	NYC IDA (Queens Baseball Stadium)	5.000	01/01/2018	09/30/2017	A	210,729
1,265,000	NYS DA (ALIA-PSCH)	4.800	12/01/2023	04/23/2021	B	1,270,250
20,000	NYS DA (Brookdale Family Care Centers/Urban Strategies- Brookdale Family Care Center Obligated Group)	4.000	11/15/2017	09/30/2017	A	20,055
4,860,000	NYS UDC (State Facilities)	5.700	04/01/2020	04/15/2019	B	5,207,879
4,275,000	Oyster Bay, NY GO	4.000	06/01/2018	06/01/2018		4,318,990
100,000	Poughkeepsie City, NY GO	4.000	03/15/2019	09/30/2017	A	100,250
50,000	Ramapo, NY GO	4.000	08/01/2020	09/30/2017	A	50,124
100,000	Ramapo, NY GO	4.000	08/01/2021	09/30/2017	A	100,247
5,000	Riverhead, NY GO	4.000	12/01/2023	09/30/2017	A	5,011
455,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	6.200	12/01/2017	12/01/2017		454,504
30,000	Suffolk County, NY IDA (Dowling College)[6,7]	6.700	12/01/2020	07/01/2019	B	8,998

						60,274,659
North Carolina—0.0%
100,000	Charlotte, NC COP	3.000	06/01/2022	09/30/2017	A	100,176
250,000	NC Medical Care Commission (Catholic Health East)	5.250	11/15/2022	09/30/2017	A	250,922

18        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
North Carolina (Continued)
$5,000	University of North Carolina System (NCATSU/UNCC/UNCG/ UNCW/UNCA Obligated Group)	5.000%	04/01/2022	09/30/2017	A	$ 5,017

						356,115
North Dakota—0.0%
80,000	Williston, ND Sales Tax	3.000	05/01/2020	03/15/2020	B	79,068

Ohio—1.5%
150,000	Akron, OH Sewer System	5.000	12/01/2017	12/01/2017		151,484
1,355,000	Butler County, OH Hospital Facilities (UCH/UCHS/ UCMC/WCHosp/UCPC Obligated Group)	5.500	11/01/2022	11/01/2020	A	1,531,340
30,000	Cincinnati, OH GO	4.250	12/01/2017	09/30/2017	A	30,089
5,520,000	Cleveland, OH Waterworks (Dept. of Public Utilities Division)	5.500	01/01/2021	07/27/2019	B	5,968,776
90,000	Lorain, OH Urban Renewal	4.250	12/01/2017	09/30/2017	A	90,229
2,000,000	OH Air Quality Devel. Authority (First Energy Generation)	5.625	06/01/2018	06/01/2018		1,986,420
2,225,000	OH Higher Educational Facility Commission (Hiram College)[1]	6.000	10/01/2021	09/15/2018	A	2,251,344
2,460,000	OH Higher Educational Facility Commission (University of Dayton)[4]	3.501	12/01/2023	12/01/2023		2,494,194
1,000,000	OH River South Authority (Lazarus Building Redevel.)	5.750	12/01/2027	12/01/2017	A	1,007,230
5,000	Parma, OH City School District COP	4.000	12/01/2017	09/30/2017	A	5,012

						15,516,118
Oklahoma—0.4%
670,000	McGee Creek, OK Water Authority	6.000	01/01/2023	09/02/2020	B	741,590
2,490,000	OK Devel. Finance Authority (Haverland Carter Lifestyle Group/La Vida Llena/Sommerset Neighborhood Obligated Group)	5.000	07/01/2025	09/22/2022	B	2,799,258
595,000	OK Municipal Power Authority	5.750	01/01/2024	03/27/2020	B	658,290
19,474	Oklahoma County, OK HFA (Single Family Mtg.)[1]	4.300	10/01/2020	09/30/2017	A	19,523

						4,218,661
Oregon—0.1%
5,000	Clackamas County, OR School District No. 86	4.350	06/15/2025	09/30/2017	A	5,014
5,000	OR Bond Bank (OR Economic & Community Devel.)	4.000	01/01/2024	01/01/2018	A	5,111
165,000	OR Health & Science University	2.975 [3]	07/01/2021	01/24/2020	B	149,728

19        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Oregon (Continued)
$75,000	Tri-County, OR Metropolitan Transportation District	3.000%	11/01/2018	09/30/2017	A	$ 75,142
10,000	Tualatin, OR GO	4.000	12/15/2022	09/30/2017	A	10,024
40,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)	4.750	05/01/2029	09/30/2017	A	40,127
15,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)	5.000	05/01/2022	09/30/2017	A	15,050
100,000	Umatilla County, OR School District No. 61 (Stanfield)	3.950	06/15/2018	09/30/2017	A	100,256

						400,452
Other Territory—2.7%
19,755,000	Public Hsg. Capital Fund Multi- State Revenue Trust I Floaters Series 2017-XG0136 Trust	1.320 [2]	12/01/2029	09/07/2017	A	19,755,000
7,875,000	Public Hsg. Capital Fund Multi- State Revenue Trust II Floaters Series 2017-XG0137 Trust	1.370 [2]	09/01/2027	09/07/2017	A	7,875,000
609,878	Public Hsg. Capital Fund Multi- State Revenue Trust III	5.000	07/01/2022	07/01/2022		622,472

						28,252,472
Pennsylvania—3.5%
150,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)	4.750	05/01/2025	09/30/2017	A	150,401
645,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)	5.600	07/01/2023	03/23/2021	B	635,319
1,500,000	Bangor, PA Area School District	2.500	03/15/2023	09/30/2017	A	1,501,395
3,100,000	Erie County, PA Hospital Authority (St. Vincent’s Health)	7.000	07/01/2027	07/01/2020	A	3,195,821
345,000	Hazleton, PA GO	4.000	12/01/2017	09/30/2017	A	345,973
355,000	Hazleton, PA GO	4.050	12/01/2018	09/30/2017	A	356,019
365,000	Hazleton, PA GO	4.100	12/01/2019	09/30/2017	A	366,070
2,075,000	Luzerne County, PA GO	5.000	05/15/2022	05/15/2022		2,361,599
2,260,000	Luzerne County, PA GO	5.000	05/15/2023	05/15/2023		2,617,961
2,795,000	Luzerne County, PA GO	5.000	11/15/2023	11/15/2023		3,256,510
1,115,000	Luzerne County, PA GO	7.000	11/01/2018	05/13/2018	B	1,155,987
500,000	Oswayo Valley, PA School District	2.000	02/15/2020	09/30/2017	A	500,295
2,120,000	PA Convention Center Authority[1]	6.000	09/01/2019	03/08/2019	B	2,227,208
2,750,000	PA EDFA (US Airways Group)	8.000	05/01/2029	05/01/2020	A	3,098,178
2,520,000	PA State Public School Building Authority (Philadelphia School District)	5.000	04/01/2018	04/01/2018		2,568,787
6,200,000	PA State Public School Building Authority (Philadelphia School District)	5.000	06/01/2023	06/01/2023		7,041,774

20        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Pennsylvania (Continued)
$730,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	6.250%	06/15/2023	02/27/2021	B	$ 806,927
190,000	Philadelphia, PA Regional Port Authority	5.000	09/01/2019	09/01/2018	A	197,581
50,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority	4.050	02/15/2018	09/30/2017	A	50,111
500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)	5.000	11/15/2021	05/15/2020	A	556,410
825,000	Stroudsburg, PA Area School District	3.000	04/01/2027	09/30/2017	A	825,536
1,010,000	Wilkes-Barre, PA Area School District	5.000	08/01/2024	08/01/2024		1,188,265
1,160,000	Wilkes-Barre, PA Area School District	5.000	08/01/2026	08/01/2026		1,377,987

						36,382,114
Rhode Island—0.0%
10,000	RI Clean Water Finance Agency	4.500	10/01/2022	09/30/2017	A	10,174
5,000	RI Clean Water Protection Finance Agency	5.000	10/01/2018	09/30/2017	A	5,017
100,000	RI Clean Water Protection Finance Agency	5.500	10/01/2018	09/30/2017	A	101,064
50,000	RI Economic Devel. Corp. (University of Rhode Island Steam Generation Facility)	5.000	11/01/2019	09/30/2017	A	50,174

						166,429
Tennessee—2.8%
380,000	Bristol, TN Industrial Devel. Board	4.722 [3]	12/01/2018	12/01/2018		363,892
1,250,000	Bristol, TN Industrial Devel. Board	4.846 [3]	12/01/2019	12/01/2019		1,153,437
1,000,000	Bristol, TN Industrial Devel. Board	4.909 [3]	12/01/2020	12/01/2020		881,610
10,000,000	Chattanooga, TN HE&HFB (Catholic Health Initiatives)	1.230 [2]	05/01/2039	09/07/2017	A	10,000,000
2,720,000	Chattanooga, TN HE&HFB (Catholic Health Initiatives) Floaters Series 2015-XF1023 Trust	0.970 [2]	01/01/2045	09/07/2017	A	2,720,000
675,000	Clarksville, TN Natural Gas Acquisition Corp.	5.000	12/15/2017	12/15/2017		682,715
635,000	Elizabethton, TN H&EFB (MSHA/ BRMMC/SCCH/NCH Obligated Group)	7.000	07/01/2020	07/18/2019	B	698,100
10,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Vanderbilt University Medical Center) Floaters Series 2016-XF1054 Trust	0.940 [2]	07/01/2046	09/07/2017	A	10,000,000
2,000,000	TN Energy Acquisition Gas Corp.	5.000	02/01/2019	02/01/2019		2,101,200

21        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Tennessee (Continued)
$200,000	TN Energy Acquisition Gas Corp.	5.250%	09/01/2018	09/01/2018		$ 208,416
200,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2019	09/01/2019		215,216

						29,024,586
Texas—8.7%
1,190,000	Alamo, TX Community College District	5.000	08/15/2019	09/30/2017	A	1,194,272
725,000	Arlington, TX Higher Education Finance Corp. (Leadership Prep School)	4.000	06/15/2026	06/17/2023	B	717,547
29,920,000	Austin, TX GO	5.250	05/15/2025	06/26/2023	B	35,828,901
75,000	Bedford, TX GO	5.000	02/01/2018	09/30/2017	A	75,266
1,200,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital	5.000	12/01/2023	12/01/2023		1,307,580
1,865,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital	5.000	12/01/2024	12/01/2024		2,017,091
10,000	Brazoria County, TX Municipal Utility District No. 26	4.125	09/01/2018	09/30/2017	A	10,019
2,420,000	Brazoria-Fort Bend County, TX Municipal Utility District No. 1	1.000	09/01/2017	09/01/2017		2,420,000
50,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)	7.750	02/15/2018	02/15/2018		50,568
425,000	Dallas, TX GO	5.000	02/15/2018	09/30/2017	A	431,889
190,000	Dallas, TX GO	5.000	02/15/2019	09/30/2017	A	190,652
675,000	El Paso County, TX Hospital District COP	5.000	08/15/2025	08/15/2023	A	776,824
1,085,000	Fort Bend County, TX Levee Improvement District No. 11	4.050	09/01/2027	09/30/2017	A	1,087,734
10,000	Harris County, TX GO	5.000	10/01/2023	09/30/2017	A	10,035
14,000,000	Houston, TX GO	5.000	03/01/2018	03/01/2018		14,297,640
10,000	Lower Valley, TX Water District[1]	5.000	09/15/2018	09/23/2017	A	10,035
275,000	Maverick County, TX GO COP	5.000	03/01/2020	09/30/2017	A	276,026
25,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.000	09/15/2017	09/15/2017		25,020
175,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.000	09/15/2018	09/15/2018		178,502
800,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)	3.000	11/15/2021	11/15/2021		797,584
8,020,000	North Central TX HFDC (Presbyterian Healthcare)	5.750	06/01/2026	10/15/2022	B	9,656,722
15,000	North TX Municipal Water District (Parker Creek)	5.125	06/01/2023	09/30/2017	A	15,033

22        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Texas (Continued)
$130,000	Red River, TX Health Facilities Devel. Corp. (Wichita Falls Retirement Foundation)	4.700%	01/01/2022	02/04/2020	B	$ 137,762
490,000	Robstown, TX GO COP	3.345 [3]	03/01/2024	03/01/2024		401,932
250,000	Rowlett, TX Special Assessment (Bayside Public Improvement District)	4.900	09/15/2024	06/25/2022	B	248,717
1,350,000	San Antonio, TX Electric & Gas Systems	5.650	02/01/2019	09/10/2018	B	1,413,963
960,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)	3.875	11/15/2022	05/15/2019	A	978,163
5,100,000	Tarrant County, TX Hsg. Finance Corp. (Reserve Quebec Apartments)	1.000	08/01/2018	08/01/2018		5,098,827
7,750,000	TX Municipal Gas Acquisition & Supply Corp.	6.250	12/15/2026	08/04/2023	B	9,489,255
55,000	TX Public Finance Authority Charter School Finance Corp. (Uplift Education)	5.350	12/01/2017	12/01/2017		55,553

						89,199,112
Vermont—0.1%
370,000	Burlington, VT GO	5.000	11/01/2017	11/01/2017		372,538
390,000	Burlington, VT GO	5.000	11/01/2018	11/01/2018		408,322
200,000	Burlington, VT GO	5.000	11/01/2021	11/01/2021		229,212

						1,010,072
Virginia—0.9%
400,000	Chesterfield County, VA EDA (Brandermill Woods)	5.000	01/01/2019	01/01/2019		411,796
7,685,000	Upper Occoquan, VA Sewage Authority	5.150	07/01/2020	07/14/2019	B	8,272,903
120,000	Upper Occoquan, VA Sewage Authority	5.150	07/01/2020	07/14/2019	B	128,994
5,000	Virginia Beach, VA Devel. Authority (Virginia Beach General Hospital)	5.125	02/15/2018	02/15/2018		5,073

						8,818,766
Washington—0.5%
5,000	Grant County, WA Public Hospital District No. 1 (Samaritan Hospital)[1]	5.250	09/01/2019	10/12/2017	A	5,016
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	09/30/2017	A	25,007
770,000	Snohomish County, WA Public Utility District No. 1	6.800	01/01/2020	01/28/2019	B	829,282

23        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
Washington (Continued)
$3,205,000	WA GO	5.000%	07/01/2023	07/01/2023		$ 3,874,108

						4,733,413
West Virginia—0.2%
2,200,000	WV Hospital Finance Authority (Charleston Area Medical Center)	5.125	09/01/2023	09/01/2019	A	2,341,416

Wisconsin—0.2%
435,000	WI H&EFA (Children’s Hospital of Wisconsin/Milwaukee)	5.250	08/15/2022	08/15/2018	A	453,988
325,000	WI Public Finance Authority Charter School (Voyager Foundation)	4.125	10/01/2024	01/15/2021	A	334,451
800,000	WI Public Finance Authority Higher Education Facilities (Wittenberg University)	4.000	12/01/2020	12/01/2020		799,232
565,000	WI Public Financing Authority Multifamily Hsg. (Trinity-Eagle’s Point)	4.000	01/01/2024	02/23/2021	B	581,549

						2,169,220
U.S. Possessions—5.2%
250,000	Guam Power Authority, Series A	5.000	10/01/2022	10/01/2022		289,482
3,150,000	Puerto Rico Commonwealth GO, AGC[4]	3.180	07/01/2018	07/01/2018		3,153,276
11,365,000	Puerto Rico Commonwealth GO, AGC[4]	3.200	07/01/2019	07/01/2019		11,386,934
6,560,000	Puerto Rico Commonwealth GO, AGC[4]	3.220	07/01/2020	07/01/2020		6,555,605
730,000	Puerto Rico Commonwealth GO, AGC	4.125	07/01/2020	09/30/2017	A	730,949
415,000	Puerto Rico Commonwealth GO, AGC	4.500	07/01/2023	09/30/2017	A	415,668
800,000	Puerto Rico Commonwealth GO, AGC	5.000	07/01/2023	09/30/2017	A	801,744
290,000	Puerto Rico Commonwealth GO, AGC	5.000	07/01/2029	09/30/2017	A	290,592
90,000	Puerto Rico Commonwealth GO, AGC	5.250	07/01/2019	09/30/2017	A	90,228
75,000	Puerto Rico Commonwealth GO, NPFGC	5.250	07/01/2021	09/30/2017	A	75,159
90,000	Puerto Rico Commonwealth GO, NPFGC	5.250	07/01/2022	09/30/2017	A	90,164
420,000	Puerto Rico Commonwealth GO, NPFGC	5.500	07/01/2018	07/01/2018		432,146
1,130,000	Puerto Rico Commonwealth GO, NPFGC	5.500	07/01/2019	07/01/2019		1,193,675
275,000	Puerto Rico Commonwealth GO, NPFGC	5.500	07/01/2019	07/01/2019		290,496

24        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
U.S. Possessions (Continued)
$345,000	Puerto Rico Commonwealth GO, NPFGC	5.500%	07/01/2021	07/01/2021		$ 372,362
500,000	Puerto Rico Convention Center Authority, AMBAC	5.000	07/01/2019	09/30/2017	A	501,045
170,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2022	09/30/2017	A	170,325
1,815,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2023	09/30/2017	A	1,818,303
215,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2024	09/30/2017	A	215,374
105,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2025	09/30/2017	A	105,173
25,000	Puerto Rico Electric Power Authority, Series RR, AGC	5.000	07/01/2020	09/30/2017	A	25,508
195,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2021	09/30/2017	A	197,566
770,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2022	09/30/2017	A	779,232
540,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2023	09/30/2017	A	546,475
835,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2024	09/30/2017	A	845,012
415,000	Puerto Rico Electric Power Authority, Series RR, AGC	5.000	07/01/2028	09/30/2017	A	419,424
25,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	4.000	07/01/2019	09/30/2017	A	25,034
100,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2018	09/30/2017	A	101,199
200,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2019	09/30/2017	A	202,398
200,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2020	09/30/2017	A	202,398
50,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2021	09/30/2017	A	50,599
385,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2022	09/30/2017	A	389,616
1,200,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2023	09/30/2017	A	1,214,388
5,580,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2024	09/30/2017	A	5,681,891
435,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2025	09/30/2017	A	440,216
100,000	Puerto Rico Electric Power Authority, Series TT, NPFGC	5.000	07/01/2023	09/30/2017	A	100,182
30,000	Puerto Rico Electric Power Authority, Series TT, NPFGC	5.000	07/01/2026	09/30/2017	A	30,047
25,000	Puerto Rico Electric Power Authority, Series UU, AGC	5.000	07/01/2023	09/30/2017	A	25,054

25        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
U.S. Possessions (Continued)
$15,000	Puerto Rico Highway & Transportation Authority, NPFGC	5.000%	07/01/2018	01/01/2018	A	$ 15,149
340,000	Puerto Rico Highway & Transportation Authority, NPFGC	5.000	07/01/2022	01/01/2018	A	341,955
500,000	Puerto Rico Highway & Transportation Authority, AGC	5.000	07/01/2028	09/30/2017	A	504,875
40,000	Puerto Rico Highway & Transportation Authority, AGC	5.500	07/01/2020	07/01/2020		43,068
50,000	Puerto Rico Highway & Transportation Authority, AGC	5.750	07/01/2019	09/30/2017	A	50,608
205,000	Puerto Rico Highway & Transportation Authority, Series D, AGC	5.000	07/01/2032	09/30/2017	A	207,066
5,000	Puerto Rico Highway & Transportation Authority, Series G, FGIC[8]	5.250	07/01/2019	07/01/2019		3,206
170,000	Puerto Rico Municipal Finance Agency, Series A, AGC	4.750	08/01/2022	09/30/2017	A	172,244
950,000	Puerto Rico Municipal Finance Agency, Series A, AGC	5.000	08/01/2019	09/30/2017	A	956,280
455,000	Puerto Rico Municipal Finance Agency, Series A, AGC	5.000	08/01/2020	09/30/2017	A	461,529
270,000	Puerto Rico Municipal Finance Agency, Series A, AGC	5.000	08/01/2022	09/30/2017	A	273,875
600,000	Puerto Rico Municipal Finance Agency, Series A, AGC	5.250	08/01/2018	09/30/2017	A	608,034
875,000	Puerto Rico Municipal Finance Agency, Series A, AGC	5.250	08/01/2019	09/30/2017	A	886,716
130,000	Puerto Rico Municipal Finance Agency, Series A, AGC	5.250	08/01/2020	09/30/2017	A	131,953
230,000	Puerto Rico Municipal Finance Agency, Series A, AGC	5.250	08/01/2021	09/30/2017	A	233,080
25,000	Puerto Rico Municipal Finance Agency, Series B, AGC	5.250	07/01/2018	07/01/2018		25,619
1,605,000	Puerto Rico Public Buildings Authority, AMBAC	5.500	07/01/2021	08/22/2019	B	1,702,568
200,000	Puerto Rico Public Buildings Authority, NPFGC	5.500	07/01/2021	08/22/2019	B	210,698
1,000,000	Puerto Rico Public Buildings Authority, NPFGC	6.000	07/01/2024	07/01/2018	A	1,030,580
4,590,000	Puerto Rico Public Finance Corp., AMBAC[9]	5.125	06/01/2024	08/13/2022	B	5,243,478
40,000	University of Puerto Rico, Series P, NPFGC	5.000	06/01/2023	09/30/2017	A	40,059
20,000	University of Puerto Rico, Series P, NPFGC	5.000	06/01/2025	09/30/2017	A	20,025
200,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2021	09/30/2017	A	205,202
140,000	V.I. Water & Power Authority	4.500	07/01/2020	09/30/2017	A	140,251

26        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value
U.S. Possessions (Continued)
$50,000	V.I. Water & Power Authority	5.000%	07/01/2019	09/30/2017	A	$ 50,112

						53,813,169
Total Investments, at Value (Cost $984,061,708)—96.3%						993,722,442
Net Other Assets (Liabilities)—3.7						38,626,120

Net Assets—100.0%						$ 1,032,348,562

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principle payments prior to the applicable optional call date.

1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

2. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

3. Zero coupon bond reflects effective yield on the original acquisition date.

4. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

7. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

8. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

9. Proceeds from a pre-refunding bond have been escrowed in U.S. Treasury bonds and will be used to pay off this security. Treasury bonds are backed by the full faith and credit of the U.S. Government.

To simplify the listings of securities, abbreviations are used per the table below:
200HPC	200 Hospital Plaza Corp.
ACMC	Advocate Condell Medical Center
AGC	Assured Guaranty Corp.
AH&HC	Advocate Health & Hospitals Corp.
AHCN	Advocate Health Care Metro
ALIA	Alliance of Long Island Agencies
AMBAC	AMBAC Indemnity Corp.
ANSHN	Advocate North Side Health Network
ASH	Advocate Sherman Hospitals
BRMMC	Blue Ridge Medical Management Corporation
CAHS	Carolinas Healthcare System
CDA	Communities Devel. Authority
CHR	Columbus Healthcare Resources
CHSvcs	Columbus Health Services

27        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
COP	Certificates of Participation
CRH	Columbus Regional Healthcare
CRHS	Columbus Regional Healthcare System
CRHSLT&HC	Columbus Ambulatory Healthcare System Long Term & Home Care
DA	Dormitory Authority
DRMCH	Downey Regional Medical Center Hospital
DrsH	Doctors Hospital
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
ELGS	Evangelical Lutheran Good Samaritan
ELGSF	Evangelical Lutheran Good Samaritan Foundation
ELGSS	Evangelical Lutheran Good Samaritan Society
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GPD	Genesis Property Development
GPDH	Genesis Property Development Holding
GSSH	Good Samaritan Society HCBS
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HCBS	Home and Community Based Services
HDA	Hospital Devel. Authority
HE&HFB	Higher Educational and Housing Facility Board
HFA	Housing Finance Agency
HFDC	Health Facilities Devel. Corp.
HHospital	Hunghston Hospital
Hhouse	Harbor House
HsideA	Harborside Apartments
HviewA	Harborview Apartments
IC	Interhealth Corporation
IDA	Industrial Devel. Agency
IMC	IHC Management Corporation
MRC	Methodist Retirement Communities
MSA	Math & Science Academy
MSHA	Mountain State Health Alliance
MTA	Metropolitan Transportation Authority
NCATSU	North Carolina Agricultural & Technical State University
NCH	Norton Community Hospital
NPFGC	National Public Finance Guarantee Corp.
NYC	New York City
NYS	New York State
PFA	Public Financing Authority
PIH	Presbyterian Intercommunity Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
RIBS	Residual Interest Bonds
RRMC	Renown Regional Medical Center
RSMMC	Renown South Meadows Medical Center
RTCS	Renown Transitional Care Services
SAVRS	Select Auction Variable Rate Securities
SCCH	Smyth County Community Hospital

28        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
SJH&MC	St. Joseph’s Health and Medical Center
SJHlth	St. Joseph’s Healthcare
SJHS	St. Joseph Health System
SJRC	St. Joseph’s Regional Cardiology
SJWC	St. Joseph’s Wayne Cardiology
SJWHF	St. Joseph’s Wayne Hospital Foundation
TASC	Tobacco Settlement Asset-Backed Bonds
TMC	The Medical Center
TUFF	The University Financing Foundation
UCH	UC Health
UCHS	UC Healthcare System
UCMC	University of Cincinnati Medical Center
UCPC	University of Cincinnati Physicians Company
UDC	Urban Development Corporation
UNCA	University of North Carolina at Asheville
UNCC	University of North Carolina at Charlotte
UNCG	University of North Carolina at Greensboro
UNCW	University of North Carolina at Wilmington
V.I.	United States Virgin Islands
WCHosp	West Chester Hospital
WMS	Women’s Medical Services

29        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS August 31, 2017 Unaudited

1. Organization

Oppenheimer Rochester Short Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public

30        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

31        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$17,469,671	$—	$17,469,671
Alaska	—	2,693,530	—	2,693,530
Arizona	—	30,195,908	—	30,195,908
Arkansas	—	25,090	—	25,090
California	—	144,441,457	—	144,441,457
Colorado	—	28,843,873	—	28,843,873
Connecticut	—	6,510,121	—	6,510,121
Delaware	—	30,073	—	30,073
District of Columbia	—	706,738	—	706,738
Florida	—	76,142,992	—	76,142,992
Georgia	—	5,240,885	—	5,240,885
Idaho	—	1,003,260	—	1,003,260
Illinois	—	131,351,320	—	131,351,320
Indiana	—	19,369,971	—	19,369,971
Iowa	—	275,533	—	275,533
Kansas	—	315,188	—	315,188
Kentucky	—	5,447,875	—	5,447,875
Louisiana	—	2,739,031	—	2,739,031
Maryland	—	168,914	—	168,914
Massachusetts	—	14,321,045	—	14,321,045
Michigan	—	12,770,199	—	12,770,199
Minnesota	—	10,688,506	—	10,688,506
Mississippi	—	1,041,314	—	1,041,314
Missouri	—	12,751,330	—	12,751,330
Nevada	—	6,626,666	—	6,626,666
New Hampshire	—	758,490	—	758,490
New Jersey	—	124,236,407	—	124,236,407
New Mexico	—	801,213	—	801,213
New York	—	60,265,661	8,998	60,274,659
North Carolina	—	356,115	—	356,115
North Dakota	—	79,068	—	79,068
Ohio	—	15,516,118	—	15,516,118
Oklahoma	—	4,218,661	—	4,218,661
Oregon	—	400,452	—	400,452
Other Territory	—	28,252,472	—	28,252,472
Pennsylvania	—	36,382,114	—	36,382,114
Rhode Island	—	166,429	—	166,429
Tennessee	—	29,024,586	—	29,024,586
Texas	—	89,199,112	—	89,199,112
Vermont	—	1,010,072	—	1,010,072
Virginia	—	8,818,766	—	8,818,766
Washington	—	4,733,413	—	4,733,413
West Virginia	—	2,341,416	—	2,341,416

32        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Municipal Bonds and Notes (Continued)
Wisconsin	$—	$2,169,220	$—	$ 2,169,220
U.S. Possessions	—	53,813,169	—	53,813,169

Total Assets	$—	$993,713,444	$8,998	$ 993,722,442

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Sold securities	$19,920,043

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

33        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$984,371,022

Gross unrealized appreciation	$11,216,184
Gross unrealized depreciation	(1,864,764)

Net unrealized appreciation	$9,351,420

34        OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/13/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	10/13/2017